VESSELS, RIGS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
VESSELS, RIGS AND EQUIPMENT, NET	VESSELS, RIGS AND EQUIPMENT, NET
Movements in the year ended December 31, 2022 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels, Rigs and Equipment, net
Balance as of December 31, 2021	2,782,909	(552,326)	2,230,583
Depreciation	—	(146,518)	(146,518)
Vessel additions	560,750	—	560,750
Capital improvements	1,574	—	1,574
Balance as of December 31, 2022	3,345,233	(698,844)	2,646,389

During the year ended December 31, 2022, the Company took delivery of six Suezmax tankers, two LR2 product tankers, two newbuild 2,500 TEU container vessels and one 4,900 CEU car carrier for a total acquisition price of $560.8 million. Upon delivery, the vessels immediately commenced their long term charters.
The capital improvements of $1.6 million (2021: $14.4 million) relate to exhaust gas cleaning systems ("EGCS" or "scrubbers") and ballast water treatment systems ("BWTS") installed on three vessels (2021: 10 vessels) during the year ended December 31, 2022. Advances paid in respect of vessel upgrades in relation to EGCS and BWTS were included within "Capital improvements, newbuildings and vessel purchase deposits", until such time as the equipment was installed on the vessels, at which point the amounts were transferred to "Vessels, rigs and equipment, net".

Total depreciation expense for vessels, rigs and equipment was $146.5 million for the year ended December 31, 2022 (2021: $97.0 million; 2020: $71.3 million).

During the year ended December 31, 2021, one drilling unit (Linus), previously recorded as a direct financing lease, was reclassified to vessels, rigs and equipment at the carrying value of $355.6 million. The drilling unit was leased to a subsidiary of Seadrill Limited (“Seadrill”), previously a related party, until September 30, 2022. The reclassification occurred on March 9, 2021, following approval by the applicable bankruptcy court of the Interim Funding and Settlement Agreement signed between the Company and Seadrill, allowing Seadrill to pay reduced charter hire for Linus during the interim period. The change in rate met the definition of a modification resulting in the lease being reclassified from a direct financing lease to an operating lease. (Refer to Note 18: Investment in Sales-Type Leases, Direct Financing Leases and Leaseback Assets and Note 19: Investment in Associated Companies).

In August, 2021, the Company consolidated the wholly owned subsidiary owning the drilling rig Hercules that was previously accounted for using the equity method of accounting. (Refer to Note 19: Investment in Associated Companies). As a result, the carrying value of the drilling unit of $261.6 million, was recognized in Vessels, Rigs and Equipment, net in the year ended December 31, 2021.

In the year ended December 31, 2020, the Company consolidated the wholly owned subsidiary owning the drilling unit West Taurus that was previously accounted for using the equity method of accounting. (Refer to Note 19: Investment in Associated Companies). As a result, the entity has been consolidated in the financial statements and the carrying value of the drilling unit, of $258.1 million, was recognized in vessels, rigs and equipment, net. In September 2021, the rig was sold to a ship recycling facility in Turkey. During the year ended December 31, 2021, the Company recorded an impairment loss of $1.9 million (2020: $252.6 million) prior to disposal and a loss on sale of $0.6 million was recognized in the Consolidated Statement of Operations. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).

No impairment losses were recorded during the year ended December 31, 2022. In the year ended December 31, 2021, an impairment loss for West Taurus was recorded, as described above. In the year ended December 31, 2020, we recorded further impairment losses of $80.3 million against the carrying value of seven Handysize bulk carriers. The impairment charge arose in the year ended December 31, 2020, as a result of revised future cashflow estimates following uncertainty over future demand combined with negative implications for global trade of dry bulk commodities as a result of the COVID-19 outbreak.

During the year ended December 31, 2022, no vessel disposals took place.

During the year ended December 31, 2021, the Company entered into agreements to sell seven Handysize bulk carriers to an unrelated party based in Asia. The vessels were delivered to the buyer in the fourth quarter of 2021 and the Company recognized a net gain on disposal of $39.3 million. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).

During the year ended December 31, 2020, the Company sold five offshore support vessels and recorded a net gain of $0.9 million in connection with the disposals. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters). Four of these vessels were accounted for as operating leases within Vessels, Rigs and Equipment, net, and the other one was accounted for as a direct financing lease. (Refer to Note 18: Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets).

Acquisitions, disposals and impairments in respect of vessels accounted for as sales-type leases, direct financing leases, leaseback assets and vessels under finance leases are discussed in Note 18: Investment in Sales-Type Leases, Direct Financing Leases and Leaseback Assets and Note 16: Vessels under Finance Lease, Net.